Note 8 - Prepayments and Other (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Other Current Assets [Table Text Block]
	December 31, 2015	December 31, 2016
Prepaid expenses	305	670
Guarantees	110	15
Advances to various creditors	20	63
Other receivables	-	116
Total	435	864